Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

Supplement dated December 7, 2016
to the Tocqueville Trust Prospectus
dated February 26, 2016, as supplemented (the “Prospectus”)
Disclosure Regarding The Tocqueville Gold Fund (the “Gold Fund”),

Effective January 1, 2017, Mr. Ryan McIntyre is being added as co-portfolio manager of the Gold Fund.  Therefore, effective January 1, 2017, the first paragraph of sub-section “Portfolio Managers” under the section “Management” of the Prospectus for the Gold Fund is being deleted and being replaced with the following:

“John Hathaway, Senior Portfolio Manager of Tocqueville Asset Management, L.P., has been a portfolio manager or a co-portfolio manager of the Gold Fund since its inception in 1997.  Mr. Douglas B. Groh, Portfolio Manager and Senior Research Analyst of Tocqueville Asset Management, L.P., has been a co-portfolio manager of the Gold Fund since January 1, 2012.  Mr. Ryan McIntyre has been a co-portfolio manager of the Gold Fund since January 1, 2017.”

In addition, also effective January 1, 2017, the following paragraph is added to the sub-section “Portfolio Management” under the section “Management of the Funds” of the Prospectus:

Ryan McIntyre has been the co-portfolio manager of The Gold Fund since 2017.  Mr. McIntyre is also a portfolio manager for the gold investment team at the Advisor.  Mr. McIntyre joined Tocqueville in 2008 as a research Analyst and focused on generating ideas and monitoring investments related to precious metals.  Prior to joining Tocqueville, Mr. McIntyre was an associate focused on mergers and acquisitions in the metals mining sector with Macquarie Bank.  Mr. McIntyre earned a B.A. in Commerce with Distinction (majoring in finance) from Dalhousie University and an M.B.A. from the Yale School of Management.  Mr. McIntyre achieved his Chartered Financial Analyst designation in 2005.”

Please retain this Supplement with your Prospectus for reference.

Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

Supplement dated December 7, 2016
to the Tocqueville Trust Statement of Additional Information
dated February 26, 2016, as supplemented (the “SAI”)
Disclosure Regarding The Tocqueville Gold Fund (the “Gold Fund”),

Effective January 1, 2017, Mr. Ryan McIntyre is being added as co-portfolio manager of the Gold Fund.  Therefore, effective January 1, 2017, the first table in subsection “Management of Other Accounts” under the section “Investment Advisory and Other Services” is being deleted and being replaced with the following:

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert W. Kleinschmidt	0	2	47	0	0	0
	$0	$139,409,266	$1,592,488,231	$0	$0	$0
James E. Hunt	0	3	84	0	0	0
	$0	$25,279,043	$784,724,290	$0	$0	$0
Thomas R. Vandeventer	0	0	136	0	0	0
	$0	$0	$809,722,259	$0	$0	$0
John Hathaway	0	7	7	0	5	0
	$0	$557,473,986	$104,385,979	$0	$122,160,324	$0
Douglas B. Groh	0	4	7	0	2	0
	$0	$548,641,398	$104,385,979	$0	$113,327,735	$0
Ryan McIntyre[1]	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
J. Dennis Delafield	1	1	70	0	0	0
	$171,391,474	$2,790,837	$285,802,304	$0	$0	$0
Vincent Sellecchia	1	1	70	0	0	0
	$171,391,474	$2,790,837	$285,802,304	$0	$0	$0
Donald Wang	0	2	6	0	1	0
	$0	$30,093,523	$40,268,718	$0	$27,302,687	$0
Joshua Kaufthal[2]	0	0	9	0	0	0
	$0	$0	$13,145,163	$0	$0	$0
James Maxwell[2]	0	0	9	0	0	0
	$0	$0	$13,145,163	$0	$0	$0

[1]	Mr. McIntyre will begin serving as a new portfolio manager effective as of January 1, 2017. The information provided is as of November 30, 2016.
[2]	Mr. Kaufthal and Mr. Maxwell began serving as new portfolio managers effective as of June 2016. The information provided is as of May 31, 2016.

In addition, the subsection “Compensation” under the section “Investment Advisory and Other Services” is being deleted and being replaced with the following:

“Compensation.  As of October 31, 2015, each of Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Sellecchia, Delafield, Wang and Groh receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above, which includes the following components: (1) base remuneration, (2) incentive fee (with respect to Messrs. Hathaway, Hunt, Wang and Groh), and (3) a discretionary annual bonus.  As of May 31, 2016, each of Messrs. Kaufthal and Maxwell did not receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above.  As of November 30, 2016, Mr. McIntyre did not receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above.  In addition, Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Sellecchia and Delafield, as shareholders of Tocqueville Management Corp, the General Partner of the Advisor, also receive compensation based upon the profitability of the firm.

Base Remuneration.  The annual base remuneration can be a fixed or variable amount.  Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below.  Messrs. Wang, Groh, Kaufthal, Maxwell and McIntyre receive a fixed remuneration.  Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Delafield and Sellecchia will receive a variable remuneration.  The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts (including the Funds), for which these individuals are Portfolio Managers.  These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.

Incentive Fee.  For some accounts managed by Messrs. Hathaway, Groh, Hunt, Wang and McIntyre, a portion of the fees paid to the Advisor may be linked to performance.  For these particular accounts, the Advisor will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold.  These Portfolio Managers are then paid a percentage of all these incentive fees and the Advisor retains the balance.  The Funds are not among the accounts included in the incentive fee arrangement and, consequently, the Funds’ performance does not impact Messrs. Hathaway, Groh, Hunt, Wang and McIntyre’s receipt of an incentive fee.

Bonus. Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his base remuneration. The level of the discretionary bonus is determined by the General Partner based upon a number of factors, including the firm’s profitability, the expansion of the client account base, the securities market environment for the respective period, the portion of revenue generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his role in the development of other investment professionals and his work relationship with support staff, and his overall contribution to strategic planning and his input in decisions for the Advisor’s group of investment managers.”

In addition, effective immediately, the first table in subsection “Ownership of Fund Securities” under the section “Investment Advisory and Other Services” of the SAI is being deleted and being replaced with the following:

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Dollar Value of Shares Owned Beneficially as of October 31, 2015
Manager	Fund	None	$1- 10K	$10,001- 50K	$50,001- 100K	$100,001- 500K	$500,001- 1M	Above $1M
Robert W. Kleinschmidt	Tocqueville Fund							X
James E. Hunt	International Value Fund						X
Thomas R. Vandeventer	Opportunity Fund							X
John Hathaway	Gold Fund					X
Douglas B. Groh	Gold Fund					X
Ryan McIntyre[1]	Gold Fund			X
J. Dennis Delafield	The Delafield Fund							X
	The Select Fund							X
Vincent Sellecchia	The Delafield Fund							X
	The Select Fund					X
Donald Wang	The Select Fund	X
Joshua Kaufthal[2]	The Delafield Fund					X
	The Select Fund					X
James Maxwell[2]	The Delafield Fund					X
	The Select Fund				X

1 Mr. McIntyre will begin serving as new portfolio manager effective as of January 1, 2017.  The information provided is as of November 30, 2016.
2 Mr. Kaufthal and Mr. Maxwell began serving as new portfolio managers effective as of June 2016.  The information provided is as of May 31, 2016.

Please retain this Supplement with your SAI for reference.

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